Supplement to the
Fidelity® Advisor Leveraged Company Stock Fund
Class A, Class T, Class B, and Class C
January 29, 2008
Prospectus

The following information replaces similar information found under the heading "Dividends and Capital Gain Distributions" on page 25.

The fund normally pays dividends and capital gain distributions in September and December.

ALSF-08-01 June 10, 2008
1.756220.119

Supplement to the
Fidelity® Advisor Leveraged Company Stock Fund
Institutional Class
January 29, 2008
Prospectus

The following information replaces similar information found under the heading "Dividends and Capital Gain Distributions" on page 23.

The fund normally pays dividends and capital gain distributions in September and December.

ALSFI-08-01 June 10, 2008
1.756219.114